Equity (Share Capital) (Narrative) (Details) - ₪ / shares shares in Thousands	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Common stock, par value	₪ 0.01	₪ 0.01
Ordinary shares, issued	52,639	52,082
Ordinary shares, outstanding	52,639	52,082